Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 139,314	$ 129,551
Trade receivables, net of allowance for doubtful accounts of $7,278 and $5,851 as of December 31, 2015 and 2014, respectively (Note 2 and 4)	309,874	354,223
Trade receivables from related companies (Note 5)	18,963	12,689
Due from related companies (Note 5)	6,887	5,973
Derivative asset (Note 16)	22,416	18,941
Inventories (Note 6)	114,531	156,990
Prepayments and other current assets, net of allowances for doubtful accounts of $565 and $0, as of December 31, 2015 and 2014, respectively (Note 7)	116,004	54,901
Deferred tax asset (Note 25)	2,133	754
Restricted cash (Note 2)	828	2,306
Total current assets	730,950	736,328
FIXED ASSETS:
Advances for vessels under construction and acquisitions (Note 8)	0	5,466
Advances for other fixed assets under construction	398	0
Vessels, cost (Note 9)	480,346	473,388
Vessels, accumulated depreciation (Note 9)	(109,328)	(92,196)
Vessels' net book value	371,018	381,192
Other fixed assets, net (Note 10)	246,783	253,768
Total fixed assets	618,199	640,426
OTHER NON-CURRENT ASSETS:
Deferred charges, net (Note 11)	31,652	27,874
Intangible assets (Note 3 and 12)	8,778	15,507
Goodwill (Note 3 and 12)	66,031	66,031
Deferred tax asset (Note 25)	0	1,224
Other non-current assets	1,046	925
Total non-current assets	107,507	111,561
Total assets	1,456,656	1,488,315
CURRENT LIABILITIES:
Short-term borrowings (Note 14)	249,497	318,978
Current portion of long-term debt (Note 15)	26,398	38,612
Trade payables to third-parties	72,413	115,634
Trade payables to related companies (Note 5)	4	3,422
Other payables to related companies (Note 5)	1,186	1,172
Deferred tax liability (Note 25)	990	0
Accrued and other current liabilities (Note 13)	38,621	55,917
Total current liabilities	389,109	533,735
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion (Note 15)	440,765	383,290
Deferred tax liability (Note 25)	2,563	1,010
Derivative liability (Note 16)	420	592
Other non-current liabilities	2,273	2,272
Total non-current liabilities	$ 446,021	$ 387,164
COMMITMENTS AND CONTINGENCIES (Note 17)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued (Note 23)	$ 0	$ 0
Common stock, $0.01 par value; 100,000,000 shares authorized at December 31, 2015 and December 31, 2014; 51,382,492 and 50,242,992 shares issued and 49,410,853 and 48,271,353 shares outstanding at December 31, 2015 and December 31, 2014, respectively (Note 23)	514	502
Treasury stock, $0.01 par value; 1,971,639 shares, repurchased at December 31, 2015 and December 31, 2014 (Note 23)	(29,327)	(29,327)
Additional paid-in capital (Note 23)	394,068	371,924
Retained earnings	256,271	224,317
Total AMPNI stockholders' equity	621,526	567,416
Non-controlling interest	0	0
Total equity	621,526	567,416
Total liabilities and equity	$ 1,456,656	$ 1,488,315